Auditor’s remuneration - Summary of auditor's remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Auditor's remuneration
The audit of the company annual accounts	$ 40	$ 38	$ 36
The audit of accounts of subsidiaries of the company	17	15	15
Total audit	57	53	51
Audit-related assurance services	4	4	4
Total audit and audit-related assurance services	61	57	55
Non-audit and other assurance services	4	3	0
Services relating to BP pension plans	1	1	1
Auditor's remuneration	$ 66	$ 61	$ 56